Non-current assets held for sale and discontinued operations - Profit and loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Sales		$ 1,778,908	$ 1,144,434	$ 1,615,222
Raw materials and energy consumption for production		(1,184,896)	(835,486)	(1,214,397)
Other operating income		110,085	33,627	54,213
Staff costs		(280,917)	(214,782)	(285,029)
Other operating expense		(296,809)	(132,059)	(225,705)
Depreciation and amortization charges, operating allowances and write-downs		(97,328)	(108,189)	(120,194)
Operating (loss) profit		31,386	(184,350)	(355,586)
(Loss) profit before tax		$ (119,936)	(222,420)	(411,818)
Gain on sale of discontinued operation			(5,399)	85,101	[1]
(Loss) profit after taxes from discontinued operations			(5,399)	84,637
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Profit (loss) [abstract]
Sales				13,164
Raw materials and energy consumption for production				(271)
Other operating income				365
Staff costs				(1,450)
Other operating expense				(1,995)
Depreciation and amortization charges, operating allowances and write-downs				(2,830)
Operating (loss) profit				6,983
Net finance expense				(6,433)
(Loss) profit before tax				550
Income tax expense				(1,015)
Gain on sale of discontinued operation	$ 85,102		(5,399)	85,102
(Loss) profit after taxes from discontinued operations			$ (5,399)	$ 84,637

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.